UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03456

General Government Securities Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2020

FORM N-CSR

Item 1.           Reports to Stockholders.

General Government Securities Money Market Fund

SEMIANNUAL REPORT

May 31, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General Government Securities Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for General Government Securities Money Market Fund, covering the six-month period from December 1, 2019 through May 31, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stock markets performed well over the last month of 2019. Accommodative policies from the U.S. Federal Reserve (the “Fed”), paired with healthy U.S. consumer spending, helped support valuations. Markets were further supported by a December announcement that the first phase of a trade deal with China was in process. U.S. equity markets reached new highs during the final month of 2019. However, the euphoria was short-lived, as concerns over the spread of COVID-19 roiled markets during the first several months of 2020. As the virus spread across the globe, concerns about the economic effects of a widespread quarantine worked to depress equity valuations. Stocks posted historic losses in March 2020, but regained ground in April and May.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. As stocks rallied in December 2019, Treasury bond prices declined, and rates across much of the yield curve rose until early in 2020, when the threat posed by COVID-19 began to emerge. A flight-to-quality ensued, and rates fell significantly. March 2020 brought high volatility and risk-asset spread widening. The Fed cut rates twice in March, resulting in an overnight lending target rate of nearly zero, and the government launched a large stimulus package. In April and May 2020, risk-asset prices recovered some of their prior losses, as investors turned their attention toward a possible economic recovery. Investment-grade bonds generally posted positive returns for the period.

We believe the near-term outlook for the U.S. will be challenging, as the country curbs the spread of COVID-19 and determines a path forward for recovery. However, we are confident that once the economic effects of the virus have been mitigated, the economy will rebound. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 15, 2020

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2019 through May 31, 2020, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2020, General Government Securities Money Market Fund’s Class A shares produced an annualized yield of 0.42%, Class B shares yielded 0.33%, Dreyfus Class shares yielded 0.61% and Brex Class shares yielded 0.17%. Taking into account the effects of compounding, the fund’s Class A shares, Class B shares, Dreyfus Class shares and Brex Class shares produced annualized effective yields of 0.42%, 0.33%, 0.61% and 0.17%, respectively.1

Yields of money market instruments declined over the reporting period as the Federal Reserve Board (the “Fed”) reduced short-term interest rates twice in response to the COVID-19 pandemic.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a “government money market fund,” as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund normally invests at least 80% of its net assets in government securities and repurchase agreements collateralized solely by government securities (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash and/or repurchase agreements collateralized by cash). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

Economy Shows Signs of Recovery from COVID-19 Pandemic

As global economic growth became increasingly sluggish in 2019, investors became concerned that it would threaten U.S. business activity, and late in the year, the Fed implemented three rate reductions. These reductions, which occurred prior to the reporting period, brought the federal funds rate to a range of 1.50%–1.75%.

Other major central banks also shifted to, or continued, stimulative policies. The European Central Bank reduced short-term interest rates and reimplemented quantitative easing, while the Bank of Japan remained accommodative, and China continued to add economic stimulus. Signs of improvement appeared toward the end of 2019, and geopolitical concerns

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

also waned somewhat. The election in the UK resolved the Brexit issue, and a “Phase One” trade deal eased an impasse between the U.S. and China.

For the full year, the U.S. economy experienced steady growth, though at a slower pace than in 2018. Gross domestic product (“GDP”) rose 2.3% in 2019, down from 2.9% for 2018. But with the emergence of COVID-19 early in 2020, the global and the U.S. economies contracted sharply. U.S. GDP shrank by -5.0% in the first quarter of 2020.

In addition, monthly data suggested that the economic contraction could be greater in the second quarter 2020. Retail sales, which make up a large portion of the economy, shrank by -19.9% in April 2020 from April 2019 and by -14.7% from March 2020.

The labor market remained healthy until late in the reporting period. The unemployment rate stayed between 3.5% and 3.7% until March 2020, when it rose to 4.4%. Job growth also remained robust until March 2020, when 1.4 million jobs were lost. In April 2020, job losses continued, amounting to 20.7 million and causing the unemployment rate to jump to 14.7%.

In response to the pandemic, Congress acted quickly, passing the $2 trillion Coronavirus Aid, Relief and Economic Security (“CARES”) Act. This legislation provided payments to qualified citizens and included the Paycheck Protection Program that enabled small businesses to keep their workers employed or hire them back. It also allowed businesses to use these funds to cover overhead costs.

The Fed also acted to support the economy. In March 2020, it made emergency cuts, reducing the federal funds target to 0.00%-0.25%. The CARES Act also allocated $500 billion to the Fed, mostly for the purchase of securities, and the Fed began purchasing corporate bonds and fixed-income, exchange traded funds. In April 2020, the Fed took additional actions to support the economy and markets, including an expansion of the Paycheck Protection Program Liquidity Facility, which was designed to ease lending to small businesses.

The Fed also intervened in money markets. In addition to restarting the bond-buying program known as quantitative easing, in which it buys Treasuries and mortgage-backed securities, the Fed relaunched the Commercial Paper Funding Facility, which involves direct purchases of commercial paper, thus easing pressures on large corporations that rely on this market to fund operations.

Late in the reporting period, economic activity in the U.S. began to respond to these policy steps. Retail sales rebounded by 17.7% in May 2020 versus the previous month. In addition, job creation surged in May 2020, with new jobs rising by more than 2.5 million, reducing the unemployment rate from 14.7% to 13.3%.

Inflation remained subdued during the reporting period. The core personal consumption expenditure (PCE) index, which excludes volatile food and energy prices, generally stayed near or below the Fed’s 2.0% target.

Federal Reserve Expects Low Rates through 2022

Following its June 2020 meeting, the Fed indicated that it was unlikely to raise interest rates in the near future. Although the Fed expects the U.S. economy to contract in 2020, it anticipates that it will rebound in 2021. The Fed expects unemployment to fall significantly

4

by the end of 2020 and to decline further in 2021. Nevertheless, full economic recovery may not arrive until 2022.

The COVID-19 virus and the subsequent economic shutdown led to a freezing up of the money markets, but the Fed implemented programs designed to reliquify the financial markets, including the Money Market Liquidity Facility. This facility provides loans in exchange for securities owned by money market mutual funds. As always, we have retained our longstanding focus on quality and liquidity.

June 15, 2020

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower and, in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Although the fund’s board has no current intention to impose a fee upon the sale of shares or temporarily suspend redemptions if the fund’s liquidity falls below certain levels, the board reserves the ability to do so after providing at least 60 days’ prior written notice to shareholders.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Government Securities Money Market Fund from November 1, 2019 to May 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2020†

	Class A	Class B	Dreyfus Class	Brex Class
Expense paid per $1,000††	$3.60	$3.25	$2.00	$3.58
Ending value (after expenses)	$1,002.10	$1,001.70	$1,003.10	$1,000.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2020†††

	Class A	Class B	Dreyfus Class	Brex Class
Expense paid per $1,000††††	$3.64	$3.29	$2.02	$3.94
Ending value (after expenses)	$1,021.40	$1,021.75	$1,023.00	$1,021.10
†From December 16, 2019 (commencement of initial offering) to May 31, 2020 for Brex Class.

††Expenses are equal to the fund’s annualized expense ratio of .72% for Class A, .65% for Class B and .40% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the actual days in the period). Expenses are equal to the fund’s annualized expense ratio of .78% for Brex Class, multiplied by the average account value over the period, multiplied by 168/366 (to reflect the actual days in the period).

†††Please note that while Brex Class commenced offering on December 16, 2019, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2019 to May 31, 2020.

††††Expenses are equal to the fund’s annualized expense ratio of .72% for Class A, .65% for Class B, .40% for Dreyfus Class and .78% for Brex Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2020 (Unaudited)

U.S. Government Agencies - 19.5%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
6/2/2020, 3 Month SOFR +.12%	0.18	32,000,000	[a]	32,001,172
Federal Home Loan Banks:
6/2/2020, 3 Month SOFR +.02%	0.08	25,000,000	[a]	25,000,000
6/2/2020, 3 Month SOFR +.10%	0.16	100,000,000	[a]	100,000,000
6/3/2020	0.92	80,000,000	[b]	79,995,956
6/22/2020, 3 Month LIBOR -.21%	0.99	25,000,000	[a]	25,000,000
6/25/2020, 3 Month LIBOR -.21%	1.01	50,000,000	[a]	50,000,000
7/13/2020, 3 Month LIBOR -.21%	1.10	50,000,000	[a]	50,000,000
10/13/2020	0.17	200,000,000	[b]	199,873,444
Federal National Mortgage Association:
6/2/2020, 3 Month SOFR +.19%	0.25	100,000,000	[a,c]	100,000,000
Total U.S. Government Agencies (cost $661,870,572)				661,870,572
U.S. Treasury Bills - 34.5%
6/23/2020	0.09	500,000,000	[b]	499,972,424
6/25/2020	0.11	200,000,000	[b]	199,985,333
7/2/2020	0.11	470,000,000	[b]	469,956,290
Total U.S. Treasury Bills (cost $1,169,914,047)				1,169,914,047
U.S. Treasury Notes - 8.7%
7/31/2020	2.63	175,000,000		175,742,440
9/30/2020	2.00	118,000,000		118,152,613
Total U.S. Treasury Notes (cost $293,895,053)				293,895,053
U.S. Treasury Floating Rate Notes - 9.8%
6/9/2020, 3 Month U.S. T-BILL +.05%	0.18	68,000,000	[a]	67,999,370
6/9/2020, 3 Month U.S. T-BILL +.14%	0.27	25,000,000	[a]	24,999,442
6/9/2020, 3 Month U.S. T-BILL +.15%	0.28	50,000,000	[a]	50,001,244
6/9/2020, 3 Month U.S. T-BILL +.22%	0.35	25,000,000	[a]	25,000,719
6/9/2020, 3 Month U.S. T-BILL +.30%	0.43	165,000,000	[a]	165,096,238
Total U.S. Treasury Floating Rate Notes (cost $333,097,013)				333,097,013

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Repurchase Agreements - 27.4%	Annualized Yield (%)	Principal Amount ($)	Value ($)
ABN Amro Bank , Tri-Party Agreement thru BNY Mellon, dated 5/29/2020, due at 6/1/2020 in the amount of $200,000,833 (fully collateralized by: original par of $188,913,632, U.S. Treasuries (including strips), 0.13%-3.00%, due 11/15/20-5/15/45, valued at $204,000,004)	0.05	200,000,000	200,000,000
Credit Agricole CIB , Tri-Party Agreement thru BNY Mellon, dated 5/29/2020, due at 6/1/2020 in the amount of $115,000,479 (fully collateralized by: original par of $100,314,697, U.S. Treasuries (including strips), 0.00%-6.50%, due 7/14/20-2/15/50, valued at $117,300,000)	0.05	115,000,000	115,000,000
Deutsche Bank Securities , Tri-Party Agreement thru BNY Mellon, dated 5/29/2020, due at 6/1/2020 in the amount of $100,000,417 (fully collateralized by: original par of $92,666,910, U.S. Treasuries (including strips), 0.00%-6.88%, due 6/16/20-5/15/50, valued at $102,000,004)	0.05	100,000,000	100,000,000

JP Morgan Securities, SOFR +.01% , dated 2/19/2020, due at 6/1/2020 in the amount of $440,019,556 (fully collateralized by: original par of $919,279,311, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-5.50%, due 6/1/31-9/15/48, valued at $13,520,149, original par of $103,472,834, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-6.50%, due 4/1/25-5/1/50, valued at $90,618,915, original par of $501,232,057, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%-6.00%, due 5/1/27-9/1/47, valued at $3,035,425, original par of $349,679,488, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.93%-6.00%, due 5/1/30-2/1/56, valued at $341,625,510)

	0.07	440,000,000	440,000,000

8

Repurchase Agreements - 27.4% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
Merrill Lynch Pierce Fenner & Smith, OBFR +.08% , dated 9/9/2019, due at 6/1/2020 in the amount of $75,000,271 (fully collateralized by: original par of $74,468,562, Federal National Mortgage Association Agency Debentures and Agency Strips, 1.74%, due 3/25/35, valued at $81,000,001)	0.13	75,000,000	[d]	75,000,000
Total Repurchase Agreements (cost $930,000,000)				930,000,000
Total Investments (cost $3,388,776,685)		99.9%		3,388,776,685
Cash and Receivables (Net)		.1%		5,061,086
Net Assets		100.0%		3,393,837,771

LIBOR—London Interbank Offered Rate

OBFR—Overnight Bank Funding Rate

SOFR—Secured Overnight Financing Rate

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security is a discount security. Income is recognized through the accretion of discount.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of May 31, 2020 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At May 31, 2020, these securities amounted to $75,000,000 or 2.21% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	53.0
Repurchase Agreements	27.4
U.S. Government Agencies	19.5
99.9

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $930,000,000) —Note 1(b)	3,388,776,685	3,388,776,685
Cash		2,997,489
Interest receivable		2,330,490
Receivable for shares of Common Stock subscribed		344
Prepaid expenses		338,949
		3,394,443,957
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		444,106
Payable for shares of Common Stock redeemed		46,403
Directors’ fees and expenses payable		17,276
Other accrued expenses		98,401
		606,186
Net Assets ($)		3,393,837,771
Composition of Net Assets ($):
Paid-in capital		3,393,837,771
Net Assets ($)		3,393,837,771

Net Asset Value Per Share	Class A	Class B	Dreyfus Class	Brex Class
Net Assets ($)	2,524,365	1,967,670,505	1,423,542,824	100,077
Shares Outstanding	2,524,400	1,967,698,564	1,423,559,747	100,079
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2020 (Unaudited)

Investment Income ($):
Interest Income	13,953,073
Expenses:
Management fee—Note 2(a)	7,380,080
Shareholder servicing costs—Note 1 and Note 2(c)	2,760,461
Distribution and prospectus fees—Note 2(b)	1,807,374
Registration fees	345,089
Directors’ fees and expenses—Note 2(d)	122,563
Professional fees	110,117
Custodian fees—Note 2(c)	28,768
Prospectus and shareholders’ reports	18,917
Chief Compliance Officer fees—Note 2(c)	8,139
Administrative service fees—Note 2(c)	69
Miscellaneous	12,602
Total Expenses	12,594,179
Less—reduction in expenses due to undertaking—Note 2(a)	(4,357,681)
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(105,693)
Net Expenses	8,130,805
Investment Income—Net, representing net increase in net assets resulting from operations	5,822,268

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2020 (Unaudited)	[a]	Year Ended November 30, 2019
Operations ($):
Investment Income—Net, representing net increase in net assets resulting from operations	5,822,268		27,269,384
Distributions ($):
Distributions to shareholders:
Class A	(5,834)		(100,160)
Class B	(2,701,189)		(20,835,083)
Dreyfus Class	(3,115,166)		(6,338,566)
Brex Class	(79)		-
Total Distributions	(5,822,268)		(27,273,809)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	540,125		6,770,728
Class B	2,066,889,786		3,770,059,937
Dreyfus Class	1,665,851,181		1,971,349,707
Brex Class	100,000		-
Distributions reinvested:
Class A	5,791		95,234
Class B	2,637,544		20,163,416
Dreyfus Class	3,109,684		6,314,827
Brex Class	79		-
Cost of shares redeemed:
Class A	(1,170,555)		(11,369,443)
Class B	(1,686,417,589)		(3,898,032,587)
Dreyfus Class	(1,237,993,199)		(1,190,203,262)
Increase (Decrease) in Net Assets from Capital Stock Transactions	813,552,847		675,148,557
Total Increase (Decrease) in Net Assets	813,552,847		675,144,132
Net Assets ($):
Beginning of Period	2,580,284,924		1,905,140,792
End of Period	3,393,837,771		2,580,284,924

[a]On December 16, 2019, the fund commenced offering Brex Class shares.
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2020	Year Ended November 30,
Class A Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.015	.010	.001	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.002)	(.015)	(.010)	(.001)	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.21[b]	1.49	.96	.13	.01	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.99[d]	.92	1.01	.84	.75	.82
Ratio of net expenses to average net assets	.72[d]	.86	1.01	.64	.40	.12
Ratio of net investment income to average net assets	.44[d]	1.54	.94	.03	.01	.00[c]
Net Assets, end of period ($ x 1,000)	2,524	3,149	7,652	8,092	107,596	41,256

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2020		Year Ended November 30,
Class B Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.013	.007	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.002)	(.013)	(.007)	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.17[b]	1.27	.75	.04	.01	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04[d]	1.04	1.06	1.06	1.03	1.03
Ratio of net expenses to average net assets	.65[d]	1.03	1.03	.81	.37	.12
Ratio of net investment income to average net assets	.30[d]	1.26	.73	.03	.01	.00[c]
Net Assets, end of period ($ x 1,000)	1,967,671	1,584,545	1,692,358	1,807,215	2,570,107	1,232,194

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

14

Six Months Ended
	May 31, 2020	Year Ended November 30,
Dreyfus Class	(Unaudited)	2019	2018	2017	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.017	.012	.003	.000[b]	-
Distributions:
Dividends from investment income—net	(.003)	(.017)	(.012)	(.003)	(.000)[b]	-
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.31[c]	1.75	1.21	.31	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56[e]	.58	.58	.59	.60	.55[e]
Ratio of net expenses to average net assets	.40[e]	.58	.58	.59	.42	.15[e]
Ratio of net investment income to average net assets	.54[e]	1.57	1.24	.45	.01	-
Net Assets, end of period ($ x 1,000)	1,423,543	992,592	205,131	117,497	9,292	1,040

a From September 1, 2015 (commencement of initial offering) to November 30, 2015.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Period Ended
May 31, 2020
Brex Class	(Unaudited)[a]
Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Investment income—net	.001
Distributions:
Dividends from investment income—net	(.001)
Net asset value, end of period	1.00
Total Return (%)	.08[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.24[c]
Ratio of net expenses to average net assets	.78[c]
Ratio of net investment income to average net assets	.17[c]
Net Assets, end of period ($ x 1,000)	100

a From December 16, 2019 (commencement of initial offering) to May 31, 2020.

b Not annualized.

c Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Government Securities Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

On December 16, 2019, the fund commenced offering Brex Class shares.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 19 billion shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (1 billion shares authorized), Class B (6 billion shares authorized), Dreyfus Class (6 billion shares authorized) and Brex Class (6 billion shares authorized). Class A, Class B, Dreyfus Class and Brex Class shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class B and Brex Class shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B, Dreyfus Class and Brex Class shares are subject to Shareholder Services Plans. Brex Class shares are subject to Administrative Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2020, sub-accounting service fees amounted to $450,205 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly.

18

GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	3,388,776,685
Level 3 - Significant Unobservable Inputs	-
Total	3,388,776,685

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by

20

capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2020, the fund did not incur any interest or penalties.

Each tax year in three-year period ended November 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2019 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended May 31, 2020, there was no expense reimbursement pursuant to the Agreement.

The Adviser has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

time. The reduction in expenses, pursuant to the undertaking, amounted to $4,357,681 during the period ended May 31, 2020.

(b) Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2020, Class B shares were charged $1,807,259 pursuant to the Distribution Plan.

Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Brex Class shares paid the Distributor for distributing, advertising and marketing its shares at an annual rate of .25% of the value of its average daily net assets. The Distributor would be permitted to pay certain financial institutions, securities dealers and other industry professionals in respect of these services. During the period ended May 31, 2020, Brex Class shares were charged $115 pursuant to the Distribution Plan.

(c) Under the Reimbursement Shareholder Services Plan with respect to Class A and Dreyfus Class (the “Reimbursement Shareholder Services Plan”), Class A and Dreyfus Class shares reimburse the Distributor at an amount not to exceed an annual rate of .05% for Class A shares and .25% for Dreyfus Class shares, respectively, of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2020, Class A and Dreyfus Class shares were charged $1,440 and $35,475, respectively, pursuant to the Reimbursement Shareholder Services Plan.

The Adviser and the Distributor have undertaken that if, in any fiscal year of the fund, the “total charges against net assets to provide for sales related expenses and/or service fee” (calculated as provided for in FINRA Rule 2341 Section (d)) exceed .25% of the value of the Class A and Dreyfus Class shares average net assets for such fiscal year, the Class A and Dreyfus Class shares may deduct from the payments to be made to the Distributor, or the Adviser will bear, such excess expense. During the period ended May 31, 2020, there was no reduction in expenses pursuant to the undertaking.

22

Under the non-Rule 12b-1 Shareholder Services Plan (the “Compensation Shareholder Services Plan”) with respect to its Class A and Brex Class shares, the fund pays the Distributor for advertising, marketing and for the provision of certain services to the holders of Class A and Brex Class shares. Class A and Brex Class will pay the Distributor .20% and .25%, respectively, of the value of its average daily net assets. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Compensation Shareholder Services Plan, the Distributor may make payments to Service Agents with respect to these services. The amount paid under the Compensation Shareholder Services Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses occurred. During the period ended May 31, 2020, Class A shares were charged $2,648 and Brex Class shares were charged $115 pursuant to the Compensation Shareholder Services Plan.

Under the Compensation Shareholder Services Plan with respect to Class B (the “Class B Compensation Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

The Adviser had also undertaken from December 1, 2019 through May 31, 2020 to reduce the direct expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.03% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2020, Class B shares were charged $2,251,028 pursuant to the Class B Compensation Shareholder Services Plan, of which $105,693 was reimbursed by the Adviser.

Under the Administrative Services Plan, Brex Class shares paid the Distributor for the provision of certain services at an annual rate of .15% of the value of the average daily net assets. The services provided may

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended May 31, 2020, Brex Class shares were charged $69, pursuant to the Administrative Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2020, the fund was charged $16,023 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2020, the fund was charged $28,768 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2020, the fund was charged $910 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2020, the fund was charged $8,139 for services performed by the Chief Compliance Officer and his staff. These

24

fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $1,431,453, Administrative Services Plan fees of $13, Distribution Plan fees of $336,872, Shareholder Services Plans fees of $505,721, custodian fees of $20,000, Chief Compliance Officer fees of $3,130 and transfer agency fees of $7,800, which are offset against an expense reimbursement currently in effect in the amount of $1,860,883.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

25

For More Information

General Government Securities Money Market Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: GGSXX Class B: GSBXX Dreyfus Class: GGDXX Brex Class:GGBXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@dreyfus.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0975SA0520

General Treasury Securities Money Market Fund

SEMIANNUAL REPORT

May 31, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General Treasury Securities Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for General Treasury Securities Money Market Fund, covering the six-month period from December 1, 2019 through May 31, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stock markets performed well over the last month of 2019. Accommodative policies from the U.S. Federal Reserve (the “Fed”), paired with healthy U.S. consumer spending, helped support valuations. Markets were further supported by a December announcement that the first phase of a trade deal with China was in process. U.S. equity markets reached new highs during the final month of 2019. However, the euphoria was short-lived, as concerns over the spread of COVID-19 roiled markets during the first several months of 2020. As the virus spread across the globe, concerns about the economic effects of a widespread quarantine worked to depress equity valuations. Stocks posted historic losses in March 2020, but regained ground in April and May.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. As stocks rallied in December 2019, Treasury bond prices declined, and rates across much of the yield curve rose until early in 2020, when the threat posed by COVID-19 began to emerge. A flight-to-quality ensued, and rates fell significantly. March 2020 brought high volatility and risk-asset spread widening. The Fed cut rates twice in March, resulting in an overnight lending target rate of nearly zero, and the government launched a large stimulus package. In April and May 2020, risk-asset prices recovered some of their prior losses, as investors turned their attention toward a possible economic recovery. Investment-grade bonds generally posted positive returns for the period.

We believe the near-term outlook for the U.S. will be challenging, as the country curbs the spread of COVID-19 and determines a path forward for recovery. However, we are confident that once the economic effects of the virus have been mitigated, the economy will rebound. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 15, 2020

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2019 through May 31, 2020, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2020, General Treasury Securities Money Market Fund’s Class A shares produced an annualized yield of 0.49%, Class B shares yielded 0.34%, and Dreyfus Class shares yielded 0.59%. Taking into account the effects of compounding, the fund’s Class A shares, Class B shares and Dreyfus Class shares produced annualized effective yields of 0.49%, 0.34% and 0.59%, respectively.1

Yields of money market instruments declined over the reporting period as the Federal Reserve Board (the “Fed”) reduced short-term interest rates twice in response to the COVID-19 pandemic.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund pursues its investment objective by investing only in U.S. Treasury securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest) and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a “government money market fund,” as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury securities (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash), and typically invests exclusively in U.S. Treasury securities.

The fund is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisors about the taxation of the fund’s dividend income in their state and locality.

Economy Shows Signs of Recovery from COVID-19 Pandemic

As global economic growth became increasingly sluggish in 2019, investors became concerned that it would threaten U.S. business activity, and late in the year, the Fed implemented three rate reductions. These reductions, which occurred prior to the reporting period, brought the federal funds rate to a range of 1.50%–1.75%.

Other major central banks also shifted to, or continued, stimulative policies. The European Central Bank reduced short-term interest rates and reimplemented quantitative easing, while the Bank of Japan remained accommodative, and China continued to add economic stimulus. Signs of improvement appeared toward the end of 2019, and geopolitical concerns

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

also waned somewhat. The election in the UK resolved the Brexit issue, and a “Phase One” trade deal eased an impasse between the U.S. and China.

For the full year, the U.S. economy experienced steady growth, though at a slower pace than in 2018. Gross domestic product (“GDP”) rose 2.3% in 2019, down from 2.9% for 2018. But with the emergence of COVID-19 early in 2020, the global and the U.S. economies contracted sharply. U.S. GDP shrank by -5.0% in the first quarter of 2020.

In addition, monthly data suggested that the economic contraction could be greater in the second quarter 2020. Retail sales, which make up a large portion of the economy, shrank by -19.9% in April 2020 from April 2019 and by -14.7% from March 2020.

The labor market remained healthy until late in the reporting period. The unemployment rate stayed between 3.5% and 3.7% until March 2020, when it rose to 4.4%. Job growth also remained robust until March 2020, when 1.4 million jobs were lost. In April 2020, job losses continued, amounting to 20.7 million and causing the unemployment rate to jump to 14.7%.

In response to the pandemic, Congress acted quickly, passing the $2 trillion Coronavirus Aid, Relief and Economic Security (“CARES”) Act. This legislation provided payments to qualified citizens and included the Paycheck Protection Program that enabled small businesses to keep their workers employed or hire them back. It also allowed businesses to use these funds to cover overhead costs.

The Fed also acted to support the economy. In March 2020, it made emergency cuts, reducing the federal funds target to 0.00%-0.25%. The CARES Act also allocated $500 billion to the Fed, mostly for the purchase of securities, and the Fed began purchasing corporate bonds and fixed-income, exchange traded funds. In April 2020, the Fed took additional actions to support the economy and markets, including an expansion of the Paycheck Protection Program Liquidity Facility, which was designed to ease lending to small businesses.

The Fed also intervened in money markets. In addition to restarting the bond-buying program known as quantitative easing, in which it buys Treasuries and mortgage-backed securities, the Fed relaunched the Commercial Paper Funding Facility, which involves direct purchases of commercial paper, thus easing pressures on large corporations that rely on this market to fund operations.

Late in the reporting period, economic activity in the U.S. began to respond to these policy steps. Retail sales rebounded by 17.7% in May 2020 versus the previous month. In addition, job creation surged in May 2020, with new jobs rising by more than 2.5 million, reducing the unemployment rate from 14.7% to 13.3%.

Inflation remained subdued during the reporting period. The core personal consumption expenditure (PCE) index, which excludes volatile food and energy prices, generally stayed near or below the Fed’s 2.0% target.

Federal Reserve Expects Low Rates through 2022

Following its June 2020 meeting, the Fed indicated that it was unlikely to raise interest rates in the near future. Although the Fed expects the U.S. economy to contract in 2020, it anticipates that it will rebound in 2021. The Fed expects unemployment to fall significantly

4

by the end of 2020 and to decline further in 2021. Nevertheless, full economic recovery may not arrive until 2022.

The COVID-19 virus and the subsequent economic shutdown led to a freezing up of the money markets, but the Fed implemented programs designed to reliquify the financial markets, including the Money Market Liquidity Facility (“MMLF”). The MMLF will assist money market funds in meeting demands for redemptions by households and other investors, enhancing overall market functioning and credit provision to the broader economy. As always, we have retained our longstanding focus on quality and liquidity.

June 15, 2020

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower and, in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption. Past performance is no guarantee of future results.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Although the fund’s board has no current intention to impose a fee upon the sale of shares or temporarily suspend redemptions if the fund’s liquidity falls below certain levels, the board reserves the ability to do so after providing at least 60 days’ prior written notice to shareholders.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Treasury Securities Money Market Fund from December 1, 2019 to May 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2020

	Class A	Class B	Dreyfus Class
Expense paid per $1,000†	$3.10	$3.70	$2.70
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2020

	Class A	Class B	Dreyfus Class
Expense paid per $1,000†	$3.13	$3.74	$2.73
Ending value (after expenses)	$1,021.90	$1,021.30	$1,022.30

†Expenses are equal to the fund’s annualized expense ratio of .62% for Class A, .74% for Class B and .54% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2020 (Unaudited)

U.S. Treasury Bills - 82.7%	Annualized Yield (%)	Principal Amount ($)		Value ($)
6/4/2020	0.06	8,000,000	[a]	7,999,960
6/11/2020	0.20	102,000,000	[a]	101,994,294
6/16/2020	0.09	40,000,000	[a]	39,998,500
6/18/2020	0.11	250,000,000	[a]	249,987,014
6/23/2020	0.10	270,000,000	[a]	269,983,683
6/25/2020	0.11	125,000,000	[a]	124,990,833
7/2/2020	0.11	10,000,000	[a]	9,999,070
7/7/2020	0.11	152,000,000	[a]	151,983,280
7/9/2020	0.12	400,000,000	[a]	399,949,333
7/16/2020	0.00	10,000,000	[a]	10,000,000
7/21/2020	0.12	75,000,000	[a]	74,988,021
7/23/2020	0.77	28,000,000	[a]	27,969,493
7/28/2020	0.09	75,000,000	[a]	74,989,313
7/30/2020	0.12	150,000,000	[a]	149,971,729
8/6/2020	0.11	27,000,000	[a]	26,994,803
8/27/2020	1.46	50,000,000	[a]	49,826,604
9/3/2020	0.32	20,000,000	[a]	19,983,289
9/10/2020	0.20	10,000,000	[a]	9,994,389
9/24/2020	0.00	60,000,000	[a]	60,000,000
10/29/2020	0.15	150,000,000	[a]	149,909,375
Total U.S. Treasury Bills (cost $2,011,512,983)				2,011,512,983
U.S. Treasury Notes - 7.1%
6/15/2020	1.50	15,000,000		15,000,064
7/15/2020	1.50	32,000,000		31,996,402
8/31/2020	1.38	24,000,000		23,985,962
8/31/2020	2.13	70,000,000		70,366,045
9/30/2020	2.75	10,000,000		10,037,473
11/30/2020	2.75	20,000,000		20,229,376
Total U.S. Treasury Notes (cost $171,615,322)				171,615,322

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

U.S. Treasury Floating Rate Notes - 10.1%	Annualized Yield (%)	Principal Amount ($)		Value ($)
6/9/2020, 3 Month U.S. T-BILL +.05%	0.18	50,000,000	[b]	49,979,346
6/9/2020, 3 Month U.S. T-BILL +.14%	0.27	100,000,000	[b]	100,002,911
6/9/2020, 3 Month U.S. T-BILL +.15%	0.28	50,000,000	[b]	50,001,244
6/9/2020, 3 Month U.S. T-BILL +.22%	0.35	45,000,000	[b]	44,994,700
Total U.S. Treasury Floating Rate Notes (cost $244,978,201)				244,978,201
Total Investments (cost $2,428,106,506)		99.9%		2,428,106,506
Cash and Receivables (Net)		.1%		3,230,839
Net Assets		100.0%		2,431,337,345

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	99.9
99.9

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	2,428,106,506	2,428,106,506
Cash		2,351,116
Interest receivable		1,127,472
Receivable for shares of Common Stock subscribed		463,230
Prepaid expenses		332,012
		2,432,380,336
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		632,410
Payable for shares of Common Stock redeemed		347,278
Directors’ fees and expenses payable		11,787
Other accrued expenses		51,516
		1,042,991
Net Assets ($)		2,431,337,345
Composition of Net Assets ($):
Paid-in capital		2,430,963,226
Total distributable earnings (loss)		374,119
Net Assets ($)		2,431,337,345

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	40,193,100	1,985,246,039	405,898,206
Shares Outstanding	40,185,685	1,984,717,470	405,774,187
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

9

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2020 (Unaudited)

Investment Income ($):
Interest Income	10,677,250
Expenses:
Management fee—Note 2(a)	5,115,503
Shareholder servicing costs—Note 1 and Note 2(c)	2,617,492
Distribution and prospectus fees—Note 2(b)	1,628,336
Registration fees	381,600
Directors’ fees and expenses—Note 2(d)	81,423
Professional fees	55,402
Custodian fees—Note 2(c)	14,589
Prospectus and shareholders’ reports	13,902
Chief Compliance Officer fees—Note 2(c)	8,139
Miscellaneous	10,504
Total Expenses	9,926,890
Less—reduction in expenses due to undertaking—Note 2(a)	(2,565,885)
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(223,310)
Net Expenses	7,137,695
Investment Income—Net	3,539,555
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	337,109
Net Increase in Net Assets Resulting from Operations	3,876,664

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Operations ($):
Investment income—net	3,539,555	26,463,434
Net realized gain (loss) on investments	337,109	75,571
Net Increase (Decrease) in Net Assets Resulting from Operations	3,876,664	26,539,005
Distributions ($):
Distributions to shareholders:
Class A	(55,104)	(162,764)
Class B	(2,322,191)	(16,841,505)
Dreyfus Class	(1,162,260)	(9,459,165)
Total Distributions	(3,539,555)	(26,463,434)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	25,621,966	14,404,230
Class B	2,389,167,917	3,479,043,255
Dreyfus Class	1,141,673,001	2,790,839,788
Distributions reinvested:
Class A	54,877	159,962
Class B	2,196,611	16,077,174
Dreyfus Class	685,458	6,220,779
Cost of shares redeemed:
Class A	(4,590,162)	(6,885,262)
Class B	(1,718,938,293)	(3,719,536,779)
Dreyfus Class	(1,152,884,097)	(3,042,536,563)
Increase (Decrease) in Net Assets from Capital Stock Transactions	682,987,278	(462,213,416)
Total Increase (Decrease) in Net Assets	683,324,387	(462,137,845)
Net Assets ($):
Beginning of Period	1,748,012,958	2,210,150,803
End of Period	2,431,337,345	1,748,012,958

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2020	Year Ended November 30,
Class A Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.015	.010	.001	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.002)	(.015)	(.010)	(.001)	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.25[b]	1.48	1.02	.13	.01	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82[d]	.83	.80	.84	.74	.76
Ratio of net expenses to average net assets	.62[d]	.80	.80	.75	.26	.04
Ratio of net investment income to average net assets	.42[d]	1.43	1.04	.13	.01	.00[c]
Net Assets, end of period ($ x 1,000)	40,193	19,099	11,420	9,783	8,810	18,730

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

12

Six Months Ended
May 31, 2020		Year Ended November 30,
Class B Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.012	.008	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.002)	(.012)	(.008)	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.17[b]	1.23	.76	.03	.01	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06[d]	1.06	1.05	1.05	1.03	1.03
Ratio of net expenses to average net assets	.74[d]	1.03	1.03	.74	.30	.04
Ratio of net investment income to average net assets	.29[d]	1.22	.73	.02	.01	.00[c]
Net Assets, end of period ($ x 1,000)	1,985,246	1,312,320	1,536,681	1,796,885	3,381,129	2,879,958

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2020	Year Ended November 30,
Dreyfus Class Shares	(Unaudited)	2019	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.016	.012	.002	.000[b]
Distributions:
Dividends from investment income—net	(.003)	(.016)	(.012)	(.002)	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.30[c]	1.65	1.20	.22	.01[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63[d]	.61	.59	.62	.61[d]
Ratio of net expenses to average net assets	.54[d]	.61	.59	.57	.32[d]
Ratio of net investment income to average net assets	.58[d]	1.68	1.18	.21	.01[d]
Net Assets, end of period ($ x 1,000)	405,898	416,594	662,050	481,581	551,866

a From December 4, 2015 (commencement of initial offering) to November 30, 2016.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Treasury Securities Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 17 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Class A (1 billion shares authorized), Class B (8 billion shares authorized) and Dreyfus Class (8 billion shares authorized). Class A, Class B and Dreyfus Class shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Dreyfus Class shares are subject to Shareholder Services Plans. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2020, sub-accounting service fees amounted to $405,258 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

16

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,428,106,506
Level 3 - Significant Unobservable Inputs	-
Total	2,428,106,506

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country,

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2019 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

18

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended May 31, 2020, there was no expense reimbursement pursuant to the Agreement.

The Adviser has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $2,565,885 during the period ended May 31, 2020.

(b) Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2020, Class B shares were charged $1,628,336 pursuant to the Distribution Plan.

(c) Under the Reimbursement Shareholder Services Plan with respect to Class A and Dreyfus Class (the “Reimbursement Shareholder Services Plan”), Class A and Dreyfus Class shares reimburse the Distributor at an amount not to exceed an annual rate of .05% for Class A shares and .25% for Dreyfus Class shares, respectively, of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shareholder accounts. During the period ended May 31, 2020, Class A and Dreyfus Class shares were charged $7,475 and $107,665 pursuant to the Reimbursement Shareholder Services Plan.

The Adviser had undertaken from December 1, 2019 through May 31, 2020 to reduce the expenses of Class A shares, if the aggregate expenses of Class A shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of .80% of the value of the average daily net assets of Class A shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2020, $2,748 was reimbursed for Class A shares by the Adviser.

The Adviser and the Distributor have undertaken that if, in any fiscal year of the fund, the “total charges against net assets to provide for sales related expenses and/or service fee” (calculated as provided for in FINRA Rule 2341 Section (d)) exceed .25% of the value of the Class A and Dreyfus Class shares average net assets for such fiscal year, the Class A and Dreyfus Class shares may deduct from the payments to be made to the Distributor, or the Adviser will bear, such excess expense. During the period ended May 31, 2020, there was no reduction in expenses pursuant to the undertaking.

Under the non-Rule 12b-1 Shareholder Services Plan (the “Class A Compensation Shareholder Services Plan”), the fund pays the Distributor for advertising, marketing and for the provision of certain services to the holders of Class A shares. Class A will pay the Distributor .20% of the value of its average daily net assets. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Compensation Shareholder Services Plan, the Distributor may make payments to Service Agents with respect to these services. The amount paid under the Compensation Shareholder Services Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses occurred. During the period ended May 31, 2020, Class A shares were charged $26,317 pursuant to the Class A Compensation Shareholder Services Plan.

Under the Compensation Shareholder Services Plan with respect to Class B (the “Class B Compensation Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average

20

daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

The Adviser had also undertaken from December 1, 2019 through May 31, 2020 to reduce the direct expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.03% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2020, Class B shares were charged $2,026,296 pursuant to the Class B Compensation Shareholder Services Plan, of which $220,562 was reimbursed by the Adviser.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2020, the fund was charged $35,623 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2020, the fund was charged $14,589 pursuant to the custody agreement.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2020, the fund was charged $1,953 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2020, the fund was charged $8,139 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $1,054,394, Distribution Plan fees of $345,840, Shareholder Services Plans fees of $525,360, custodian fees of $12,500, Chief Compliance Officer fees of $3,130 and transfer agency fees of $17,348, which are offset against an expense reimbursement currently in effect in the amount of $1,326,162.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

22

NOTES

23

NOTES

24

NOTES

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For More Information

General Treasury Securities Money Market Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols: Class A: GTAXX Class B: GTBXX Dreyfus Class: GTFXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0387SA0520

Item 2.           Code of Ethics.

                        Not applicable.

Item 3.           Audit Committee Financial Expert.

                        Not applicable.

Item 4.           Principal Accountant Fees and Services.

                        Not applicable.

Item 5.           Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.           Investments.

(a)                   Not applicable.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                        There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)      Not applicable.

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Funds, Inc.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      July 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      July 27, 2020

By:         /s/ James Windels

                James Windels

                Treasurer (Principal Financial Officer)

Date:      July 24, 2020

EXHIBIT INDEX

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)